BlackRock U.S. Government Bond V.I. Fund
Fund Overview Key Facts about BlackRock U.S. Government Bond V.I. Fund
Investment Objective

The investment objective of BlackRock U.S. Government Bond V.I. Fund (the “Fund”) is to seek to maximize total return, consistent with income generation and prudent investment management.

Prior to October 1, 2011, BlackRock U.S. Government Bond V.I. Fund was known as BlackRock Government Income V.I. Fund.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BlackRock U.S. Government Bond V.I. Fund		Class I Shares		Class III Shares
Management Fees		0.50%		0.50%
Distribution and/or Service (12b-1) Fees		none		0.25%
Other Expenses		0.35%	[1]	0.31%	[2]
Acquired Fund Fee	[3]	0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	0.86%		1.07%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current year.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses or the restatement of Other Expenses to reflect current fees.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example BlackRock U.S. Government Bond V.I. Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	88	274	477	1,061
Class III Shares	109	340	590	1,306

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,601% of the average value of its portfolio.
Principal Investment Strategies of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets in bonds that are issued or guaranteed by the U.S. Government and its agencies. These include debt securities issued by eligible financial institutions and guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its Temporary Liquidity Guarantee Program. The Fund invests primarily in the highest rated government and agency bonds and maintains an average portfolio duration that is within ±20% of the Barclays U.S. Government/Mortgage Index (the benchmark).

Securities purchased by the Fund generally are rated in the highest rating category (AAA or Aaa) at the time of purchase by at least one major rating agency or are determined by the Fund management team to be of similar quality. In addition, the Fund’s dollar-weighted average maturity will be between 3 and 10 years.

The Fund evaluates sectors of the bond market and individual securities within these sectors. The Fund selects bonds from several sectors including: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations (“CMOs”), asset-backed securities and corporate bonds.

The Fund invests primarily in dollar-denominated bonds, but may invest up to 10% of its assets in non-dollar denominated bonds of issuers located outside of the United States. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis.

The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.

  Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
  Derivatives Risk — The Fund’s use of derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.
  Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.
  Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:
  The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
  Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.
  The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
  The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.
  Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
  Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price.
  Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquid investments may become illiquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Repurchase Agreements, Purchase and Sale Contracts Risks — If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
  Reverse Repurchase Agreements Risk — Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund.
  U.S. Government Issuer Risk — Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The Fund’s Annual Total Returns prior to October 1, 2011 as reflected in the bar chart and the table are the returns of the Fund that followed different investment objectives and investment strategies under the name “BlackRock Government Income V.I. Fund.” The table compares the Fund’s performance to that of the Barclays Mortgage-Backed Securities Index, the BofA Merrill Lynch 10-Year Treasury Index, a customized weighted index comprised of the returns of the Barclays Mortgage-Backed Securities Index (50%) and the BofA Merrill Lynch 10-Year Treasury Index (50%), and the Barclays U.S. Government/Mortgage Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategies. Effective October 1, 2011, two of the Fund’s benchmarks against which it measures its performance: (1) the BofA Merrill Lynch 10-Year Treasury Index and (2) a composite index comprised of 50% of the Barclays Mortgage-Backed Securities Index and 50% of the BofA Merrill Lynch 10-Year Treasury Index were replaced with the Barclays U.S. Government/Mortgage Index, a broad measure of market performance. BlackRock believes the Barclays U.S. Government/Mortgage Index is more relevant to the Fund’s new investment strategies. The Barclays U.S. Government/Mortgage Index, measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae and Freddie Mac. As with all such investments, past performance is not an indication of future results. The bar chart and table do not reflect separate account fees and expenses. If they were, returns would be less than those shown. The returns for Class III Shares, which had not yet recommenced as of December 31, 2011, are based upon performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution and/or service (12b-1) fees applicable to Class III Shares. This information may be considered when assessing the performance of Class III Shares, but does not represent the actual performance of Class III Shares. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance can be obtained by phone at 800-882-0052.
Class I Shares ANNUAL TOTAL RETURNS BlackRock U.S. Government Bond V.I. Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 7.73% (quarter ended December 31, 2008) and the lowest return for a quarter was –3.70% (quarter ended June 30, 2008).
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns BlackRock U.S. Government Bond V.I. Fund	1 Year	5 Years	10 Years
Class I Shares	6.31%	4.95%	4.76%
Class III Shares	6.04%	4.69%	4.50%
Barclays U.S. Government/Mortgage Index (Reflects no deduction for fees, expenses or taxes)	7.74%	6.56%	5.64%
Barclays Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	6.23%	6.54%	5.69%
BofA Merrill Lynch 10-Year Treasury Index (Reflects no deduction for fees, expenses or taxes)	17.15%	8.51%	6.59%
Barclays Mortgage-Backed Securities Index (50%) / BofA Merrill Lynch 10-Year Treasury Index (50%) (Reflects no deduction for fees, expenses or taxes)	11.61%	7.58%	6.19%